SEGMENT AND GEOGRAPHICAL INFORMATION	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 7 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) Corporate (b) Airport security and other aviation services and (c) Technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provide security and other services to airlines and airport authorities, predominantly in Europe and the United States of America. The technology segment is predominantly involved in the development and sale of identity security software to customers, predominantly in Europe and the United States of America. All inter-segment transactions are eliminated in consolidation.

The chief operating decision maker reviews the operating results of these reportable segments. The performance of the reportable segments is based primarily on loss (profit) from continuing operations. Amounts in the table below represent the figures of the continuing operations in the different reportable segments.

	Corporate	Aviation Services	Technology	Total
Six months ended June 30, 2016:
Revenue	$-	$122,469	$1,463	$123,932
Depreciation and amortization	3	410	20	433
Net loss (profit)	5,313	(3,124)	1,122	3,311
Total assets	$523	$57,527	$727	$58,777

Six months ended June 30, 2015:
Revenue	$-	$84,495	$503	$84,998
Depreciation and amortization	-	315	29	344
Net loss (profit)	1,266	1,126	1,862	4,254
Total assets	$473	$36,277	$407	$37,157

The following table sets forth, for the periods indicated, revenue generated by country:

	Six months ended June 30,
	2016	2015
Netherlands	$42,522	$31,091
Germany	53,326	28,368
United States of America	22,585	19,969
Other	5,499	5,570
Total	$123,932	$84,998
The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization by country:

	June 30,
	2016	2015
Netherlands	$751	$510
Germany	843	173
United States of America	337	298
Other	276	250
Total	$2,207	$1,231